DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.9%
Communication Services - 7.1%
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	6,428	$166,421
Comcast Corp. - Class A	2,987	79,514
		245,935
Interactive Home Entertainment - 0.1%
Take-Two Interactive Software, Inc. (a)	219	48,114

Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A	1,525	517,509
Alphabet, Inc. - Class C	4,347	1,458,027
		1,975,536
Movies & Entertainment - 0.9%
Netflix, Inc. (a)	3,740	303,127
Walt Disney Co.	749	80,555
		383,682
Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.	2,417	436,124
Total Communication Services		3,089,391

Consumer Discretionary - 5.4%
Apparel Retail - 1.7%
Ross Stores, Inc.	300	68,562
TJX Cos., Inc.	4,850	649,463
		718,025
Automobile Manufacturers - 0.0% (b)
General Motors Co.	111	9,581

Automotive Retail - 0.2%
AutoZone, Inc. (a)	27	80,763

Broadline Retail - 2.4%
Amazon.com, Inc. (a)	4,036	1,048,432

Consumer Electronics - 0.2%
Garmin Ltd.	317	90,063

Home Improvement Retail - 0.5%
Home Depot, Inc.	464	152,113
Lowe's Cos., Inc.	368	75,330
		227,443

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Restaurants - 0.4%
McDonald's Corp.	655	$172,619
Total Consumer Discretionary		2,346,926

Consumer Staples - 4.8%
Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	665	627,687
Target Corp.	256	41,185
Walmart, Inc.	1,298	136,121
		804,993
Household Products - 0.8%
Colgate-Palmolive Co.	868	77,964
Procter & Gamble Co.	1,735	251,783
		329,747
Packaged Foods & Meats - 0.4%
Hershey Co.	321	56,564
McCormick & Co., Inc.	1,247	67,612
Mondelez International, Inc. - Class A	904	56,111
		180,287
Personal Care Products - 0.4%
Unilever PLC - ADR	2,388	154,862

Soft Drinks & Non-alcoholic Beverages - 1.3%
Coca-Cola Co.	1,557	138,059
PepsiCo, Inc.	3,086	433,090
		571,149
Tobacco - 0.1%
Philip Morris International, Inc.	303	56,752
Total Consumer Staples		2,097,790

Energy - 2.8%
Integrated Oil & Gas - 1.6%
Chevron Corp.	206	42,465
ExxonMobil Holdings Corp.	4,175	671,966
		714,431
Oil & Gas Equipment & Services - 0.4%
SLB Ltd.	3,228	194,003

Oil & Gas Exploration & Production - 0.1%
ConocoPhillips	228	30,208

Oil & Gas Refining & Marketing - 0.7%
Marathon Petroleum Corp.	603	225,112

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Valero Energy Corp.	184	$66,041
		291,153
Total Energy		1,229,795

Financials - 13.5%
Asset Management & Custody Banks - 2.8%
Bank of New York Mellon Corp.	6,883	1,110,090
Blackrock, Inc.	33	38,135
KKR & Co., Inc.	923	101,272
		1,249,497
Consumer Finance - 0.2%
Capital One Financial Corp.	384	82,372

Diversified Banks - 3.8%
Bank of America Corp.	1,851	114,651
JPMorgan Chase & Co.	3,732	1,328,666
US Bancorp	614	37,810
Wells Fargo & Co.	1,943	167,856
		1,648,983
Financial Exchanges & Data - 2.6%
Cboe Global Markets, Inc.	3,387	1,016,777
Moody's Corp.	52	26,241
MSCI, Inc.	154	87,879
		1,130,897
Property & Casualty Insurance - 2.2%
Allstate Corp.	3,115	803,047
Progressive Corp.	489	106,641
Travelers Cos., Inc.	174	63,672
		973,360
Transaction & Payment Processing Services - 1.9%
Mastercard, Inc. - Class A	217	127,880
Visa, Inc. - Class A	1,902	721,562
		849,442
Total Financials		5,934,551

Health Care - 5.8%
Biotechnology - 1.1%
AbbVie, Inc.	1,044	267,703
Gilead Sciences, Inc.	1,569	229,607
		497,310
Health Care Equipment - 0.9%
Boston Scientific Corp. (a)	5,206	251,450
Intuitive Surgical, Inc. (a)	105	39,570

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
ResMed, Inc.	387	$92,919
		383,939
Life Sciences Tools & Services - 0.4%
Danaher Corp.	125	26,695
Thermo Fisher Scientific, Inc.	259	159,829
		186,524
Pharmaceuticals - 3.4%
AstraZeneca PLC	97	15,727
Bristol-Myers Squibb Co.	472	31,534
Eli Lilly & Co.	425	491,610
Merck & Co., Inc.	6,303	931,331
		1,470,202
Total Health Care		2,537,975

Industrials - 9.5%
Aerospace & Defense - 2.4%
General Dynamics Corp.	125	46,419
General Electric Co.	2,184	733,191
Honeywell Aerospace, Inc. (a)	104	16,443
Lockheed Martin Corp.	318	178,471
Northrop Grumman Corp.	38	20,508
RTX Corp.	157	32,614
TransDigm Group, Inc.	36	42,183
		1,069,829
Construction & Engineering - 0.1%
Quanta Services, Inc.	89	54,031

Construction Machinery & Heavy Transportation Equipment - 0.4%
Caterpillar, Inc.	197	157,101

Electrical Components & Equipment - 1.5%
Eaton Corp. PLC	1,174	471,807
Emerson Electric Co.	831	126,678
nVent Electric PLC	77	11,608
Rockwell Automation, Inc.	124	52,629
		662,722
Environmental & Facilities Services - 0.3%
Waste Management, Inc.	530	116,028

Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	54	48,521

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Human Resource & Employment Services - 2.3%
Automatic Data Processing, Inc.	3,213	$919,432
Paychex, Inc.	768	97,797
		1,017,229
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	105	22,314

Industrial Machinery & Supplies & Components - 1.0%
Dover Corp.	2,012	390,791
Pentair PLC	652	39,420
Snap-on, Inc.	62	23,951
		454,162
Passenger Ground Transportation - 0.7%
Uber Technologies, Inc. (a)	3,967	300,103

Rail Transportation - 0.3%
Norfolk Southern Corp.	159	54,504
Union Pacific Corp.	271	81,481
		135,985
Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	100	130,949
Total Industrials		4,168,974

Information Technology - 25.9% (c)
Application Software - 0.9%
PTC, Inc. (a)	414	64,476
Salesforce, Inc.	1,173	302,095
		366,571
Communications Equipment - 1.7%
Cisco Systems, Inc.	6,725	743,045

Electronic Components - 0.1%
Amphenol Corp. - Class A	60	9,513
Corning, Inc.	298	44,322
		53,835
Electronic Equipment & Instruments - 1.0%
Keysight Technologies, Inc. (a)	1,354	436,936

Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	85	17,446

IT Consulting & Other Services - 0.3%
International Business Machines Corp.	629	147,104

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Semiconductor Materials & Equipment - 0.1%
Applied Materials, Inc.	69	$31,629
Lam Research Corp.	70	21,104
		52,733
Semiconductors - 10.2%
Advanced Micro Devices, Inc. (a)	2,440	1,148,557
Analog Devices, Inc.	3,024	1,095,111
Intel Corp. (a)	4,335	388,026
NVIDIA Corp.	4,832	1,066,809
QUALCOMM, Inc.	4,323	736,985
Texas Instruments, Inc.	151	39,397
		4,474,885
Systems Software - 5.6%
Microsoft Corp.	2,834	1,437,660
Palo Alto Networks, Inc. (a)	1,850	706,941
ServiceNow, Inc. (a)	2,090	309,299
		2,453,900
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	8,194	2,596,269
Total Information Technology		11,342,724

Materials - 2.1%
Copper - 0.6%
Freeport-McMoRan, Inc.	3,501	265,166

Gold Mining - 0.8%
Newmont Corp.	2,724	343,387

Industrial Gases - 0.3%
Air Products and Chemicals, Inc.	169	52,299
Linde PLC	172	84,208
		136,507
Specialty Chemicals - 0.4%
Ecolab, Inc.	100	28,320
PPG Industries, Inc.	833	93,438
RPM International, Inc.	636	66,207
		187,965
Total Materials		933,025

Utilities - 1.0%
Electric Utilities - 0.2%
Duke Energy Corp.	542	64,991
NextEra Energy, Inc.	686	56,485
		121,476

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Multi-Utilities - 0.7%
Sempra	3,635	$296,980

Water Utilities - 0.1%
American Water Works Co., Inc.	259	35,802
Total Utilities		454,258
TOTAL COMMON STOCKS (Cost $18,702,155)		34,135,409

EXCHANGE TRADED FUNDS - 19.5%
Invesco QQQ Trust Series 1	1,533	1,098,793
iShares Core S&P 500 ETF	2,127	1,639,364
iShares Russell 1000 Growth ETF	7,600	932,596
iShares S&P 500 Value ETF	1,063	251,431
iShares U.S. Technology ETF	3,825	961,146
State Street Communication Services Select Sector SPDR ETF	2,509	279,653
State Street Financial Select Sector SPDR ETF	1,746	100,762
State Street Health Care Select Sector SPDR ETF	272	46,387
State Street Industrial Select Sector SPDR ETF	159	27,846
State Street Materials Select Sector SPDR ETF	568	29,928
State Street SPDR Portfolio S&P 500 Growth ETF	3,369	407,278
State Street SPDR S&P 500 ETF Trust	685	525,429
State Street Utilities Select Sector SPDR ETF	2,544	107,433
Vanguard Communication Services ETF	948	176,812
Vanguard Financials ETF	419	59,062
Vanguard Morningstar Growth ETF	4,374	385,962
Vanguard S&P 500 ETF	2,148	1,514,104
TOTAL EXCHANGE TRADED FUNDS (Cost $3,306,671)		8,543,986

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Real Estate - 1.9%
Industrial REITs - 0.2%
Prologis, Inc.	642	89,828

Self-Storage REITs - 1.5%
Public Storage	2,209	678,141

Telecom Tower REITs - 0.2%
American Tower Corp.	397	69,753
Total Real Estate		837,722
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $830,604)		837,722

DAKOTA ACTIVE EQUITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 3.59% (d)	318,127	$318,127
TOTAL MONEY MARKET FUNDS (Cost $318,127)		318,127

TOTAL INVESTMENTS - 100.0% (Cost $23,157,557)		$43,835,244
Other Assets in Excess of Liabilities - 0.0% (b)		17,083
TOTAL NET ASSETS - 100.0%		$43,852,327

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

DAKOTA ACTIVITY EQUITY ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Dakota Active Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$34,135,409	$—	$—	$34,135,409
Exchange Traded Funds	8,543,986	—	—	8,543,986
Real Estate Investment Trusts	837,722	—	—	837,722
Money Market Funds	318,127	—	—	318,127
Total Investments	$43,835,244	$—	$—	$43,835,244

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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